Fair Value Measurements - Summary of Change in the Fair Value of Derivative Warrant Liabilities (Detail) - Warrant [Member] - USD ($)	3 Months Ended			9 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 derivative warrant liabilities	$ 310,221	$ 1,879,204	$ 2,239,184
Derivative warrant liabilities	99,776	310,221	1,879,204	$ 2,239,184
Initial fair value at issuance				13,154,000
Change in fair value	(210,445)	(1,258,983)	(359,980)	(5,163,666)
Transfer to Level 2		(310,000)		(5,751,150)
Level 3 derivative warrant liabilities	99,776	310,221	1,879,204	2,239,184
Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 derivative warrant liabilities	1,035,000	4,138,850	5,751,150
Derivative warrant liabilities	690,000	1,035,000	4,138,850	5,751,150
Initial fair value at issuance				10,109,000
Change in fair value	(345,000)	(3,103,850)	(1,612,300)	(4,357,850)
Level 3 derivative warrant liabilities	690,000	1,035,000	4,138,850	5,751,150
Public Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 derivative warrant liabilities	0	0	0
Derivative warrant liabilities	0	0	0	0
Initial fair value at issuance				10,109,000
Change in fair value	0	0		(4,357,850)
Transfer to Level 2				(5,751,150)
Level 3 derivative warrant liabilities	0	0	0	0
Forward Purchase Liability [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 derivative warrant liabilities			521,184
Derivative warrant liabilities				521,184
Initial fair value at issuance				31,000
Change in fair value			122,020	490,184
Level 3 derivative warrant liabilities				521,184
Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 derivative warrant liabilities	310,000	1,236,000	1,718,000
Derivative warrant liabilities	195,000	310,000	1,236,000	1,718,000
Initial fair value at issuance				3,014,000
Change in fair value	(115,000)	(926,000)	(482,000)	(1,296,000)
Level 3 derivative warrant liabilities	195,000	310,000	1,236,000	1,718,000
Private Placement Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 derivative warrant liabilities	0	1,236,000	1,718,000
Derivative warrant liabilities	0	0	1,236,000	1,718,000
Initial fair value at issuance				3,014,000
Change in fair value	0	(926,000)	(482,000)	(1,296,000)
Transfer to Level 2		(310,000)
Level 3 derivative warrant liabilities	0	0	1,236,000	1,718,000
Forward Purchase Units [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 derivative warrant liabilities	310,221	643,204	521,184
Derivative warrant liabilities	99,776	310,221	643,204	521,184
Initial fair value at issuance				31,000
Change in fair value	(210,445)	(332,983)	122,020	490,184
Level 3 derivative warrant liabilities	99,776	310,221	643,204	521,184
Forward Purchase Units [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 derivative warrant liabilities	310,221	643,204	521,184
Derivative warrant liabilities	99,776	310,221	643,204	521,184
Change in fair value	(210,445)	(332,983)
Level 3 derivative warrant liabilities	$ 99,776	$ 310,221	$ 643,204	$ 521,184